Financial risk management objectives and policies - Market risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by interest rate
Borrowings	$ 29,622	$ 30,295
Cash collateral pledged to counterparties	22	129
Cash and cash equivalents	5,711	5,488	$ 5,840
Non-interest bearing investments and other financial assets	13,988	11,115
Interest-bearing financial instruments
Disclosure of financial instruments by interest rate
Cash collateral pledged to counterparties	22	129
Cash and cash equivalents	5,711	5,488
Total financial assets	5,733	5,617
Floating rate
Disclosure of financial instruments by interest rate
Cash collateral pledged to counterparties	22	129
Cash and cash equivalents	5,711	5,488
Total financial assets	5,733	5,617
Interest-Bearing Loans and Borrowings | Interest-bearing financial instruments
Disclosure of financial instruments by interest rate
Current financial liabilities	3,486	2,676
Non-current financial liabilities	26,136	27,619
Total financial liabilities	29,622	30,295
Interest-Bearing Loans and Borrowings | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	2,842	2,346
Non-current financial liabilities	24,502	26,151
Total financial liabilities	27,344	28,497
Interest-Bearing Loans and Borrowings | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	644	330
Non-current financial liabilities	1,634	1,468
Total financial liabilities	$ 2,278	$ 1,798